Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following is a summary of the Company's stock option plans activity as of and for the years ended December 31, 2012:

	Momentive Holdings Common Units	Weighted Average Exercise Price
Outstanding at December 31, 2011	10,830,238	$2.90
Granted	—
Forfeited	(480,165)	$3.40
Expired	—
Exercised	—
Outstanding at December 31, 2012	10,350,073	$2.88
Exercisable at December 31, 2012	4,511,080	$2.80
Expected to vest at December 31, 2012	5,058,938	$2.91
The following is a summary of key terms of the stock-based awards granted to MPM employees under the 2011 Equity Plan on February 23, 2011:

Tranche	Momentive Holdings Units Granted	Vesting Terms	Option/Unit Term
Unit Options:			10 years
Tranche A Options	716,351	Time-vest ratably over 4 years; Accelerated vesting six months after certain change of control transactions
Tranche B Options	358,171
Performance-based: Vest upon the earlier of i) the two year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions

Tranche C Options	358,171
Performance-based: Vest upon the earlier of i) the one year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions

Restricted Deferred Units (RDUs):			N/A

Tranche A RDUs	238,777	Time-vest ratably over 4 years; Accelerated vesting six months after certain change of control transactions
Tranche B RDUs	119,391
Performance-based: Vest upon the earlier of i) the two year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions

Tranche C RDUs	119,391
Performance-based: Vest upon the earlier of i) the one year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
Following is a summary of the Company's restricted unit plan activity for the year ended December 31, 2012:

	Momentive Holdings Common Units	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2011	413,600	$4.69
Restricted units granted	—	$—
Restricted units vested	(44,558)	$4.85
Restricted units forfeited	(60,054)	$4.85
Nonvested at December 31, 2012	308,988	$4.64